Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,941,928		2,764,422	765,267
Average exercise price	$ 101.06		$ 100.82	$ 102.33